OTHER INFORMATION - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Income and Expenses [Abstract]
Increase (decrease) in deferred income tax liabilities	$ (0.3)	$ (1.0)	$ 1.6
Debt Instrument [Line Items]
Letters of credit outstanding	95.9
Letter of Credit
Debt Instrument [Line Items]
Letters of credit outstanding	24.7
Cash collateral	$ 25.4